Document and Entity Information	Sep. 14, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 14, 2020
Entity Registrant Name	Surmodics, Inc.
Entity Incorporation, State or Country Code	MN
Entity File Number	0-23837
Entity Tax Identification Number	41-1356149
Entity Address, Address Line One	9924 West 74th Street
Entity Address, City or Town	Eden Prairie
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55344
City Area Code	952
Local Phone Number	500-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000924717
Title of 12(b) Security	Common Stock, $0.05 par value
Trading Symbol	SRDX
Security Exchange Name	NASDAQ